Net Loss Per Share - Summary of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders (Detail) - USD ($) $ / shares in Units, shares in Thousands	3 Months Ended		5 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share Basic And Diluted [Line Items]
Net loss attributable to common shareholders-basic and diluted	$ 23,560,263		$ 12,341,951
Rocket Lab USA, Inc.
Earnings Per Share Basic And Diluted [Line Items]
Net loss attributable to common shareholders-basic and diluted	$ 15,882,000	$ 14,247,000		$ 55,005,000	$ 30,360,000
Denominator
Weighted average common shares outstanding-basic and diluted	8,701	8,080		8,324	8,017
Net loss per share attributable to common stockholders-basic and diluted	$ 1.83	$ 1.76		$ 6.61	$ 3.79